COMMITMENTS, CONTINGENCIES AND GUARANTEES	12 Months Ended
Dec. 31, 2014
COMMITMENTS, CONTINGENCIES AND GUARANTEES
COMMITMENTS, CONTINGENCIES AND GUARANTEES

17) COMMITMENTS, CONTINGENCIES AND GUARANTEES

a) Commitments

Enerplus has the following minimum annual commitments at December 31, 2014:

		Minimum Annual Commitment Each Year
($ thousands)	Total	2015	2016	2017	2018	2019	Thereafter

Bank credit facility	$79,917	$–	$–	$79,917	$–	$–	$–
Senior notes(3)	1,057,013	98,933	–	52,205	52,205	82,204	771,466
Transportation commitments	165,455	39,721	29,617	18,765	9,377	7,451	60,524
Processing commitments	58,830	11,388	11,309	10,788	9,300	5,713	10,332
Drilling and completions	19,309	19,309	–	–	–	–	–
Office leases	121,882	12,075	12,351	12,449	12,413	11,302	61,292

Total commitments(1)(2)	$1,502,406	$181,426	$53,277	$174,124	$83,295	$106,670	$903,614

(1)

Crown and surface royalties, lease rentals and mineral taxes (hydrocarbon production rights) have not been included as amounts paid depend on future ownership, production, prices and the legislative environment.

(2)	US$ commitments have been converted to CDN$ using the December 31, 2014 foreign exchange rate of 1.1601.
(3)	Interest payments have not been included.

b) Contingencies

Enerplus is subject to various legal claims and actions arising in the normal course of business. Although the outcome of such claims and actions cannot be predicted with certainty, the Company does not expect these matters to have a material impact on the Consolidated Financial Statements. In instances where the Company determines that a loss is probable and the amount can be reasonably estimated, an accrual is recorded.

c) Guarantees

(i)

Corporate indemnities have been provided by Enerplus to all directors and officers for various items including costs to settle suits or actions due to their association with Enerplus. Enerplus has purchased directors' and officers' liability insurance to mitigate the cost of any potential future suits or actions. Each indemnity, subject to certain exceptions, applies for so long as the indemnified person is a director or officer of Enerplus.

(ii)

Enerplus may provide indemnifications in the normal course of business that are often standard contractual terms to counterparties in certain transactions such as purchase and sale agreements. The terms of these indemnifications will vary based upon the contract, the nature of which prevents Enerplus from making a reasonable estimate of the maximum potential amounts that may be required to be paid.